FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
General and administrative		¥ (157,832,000)	$ (21,623,000)	¥ (196,790,000)	¥ (359,935,000)
Operating Expenses, Total		57,160,000	7,831,000	278,619,000	614,154,000
Loss from operations		(58,764,000)	(8,050,000)	(317,753,000)	(661,532,000)
Impairment on equity investments	¥ (1,300,000)	0		0	(17,252,000)
Gain (loss) on disposal of equity investee and available-for-sale investments		(7,704)	(1,055)	1,666,000	712,000
Foreign currency exchange loss		(713,000)	(98,000)	(6,816,000)	(6,293,000)
Loss from continuing operations before income tax expense and share of loss in equity method investments		(72,520,000)	(9,935,000)	(144,277,000)	(693,406,000)
Income tax expense		0	0	0	0
Gain (loss) from discontinued operations, net				156,853,000	(286,086,000)
Net income (loss) attributable to The9 Limited		(73,424,000)	(10,059,000)	20,003,000	(974,859,000)
Other comprehensive income (loss), net of tax:
Currency translation adjustments		(148,000)	(20,000)	785,000	166,000
Total comprehensive income (loss)		(73,790,000)	(10,109,000)	13,361,000	(979,326,000)
Parent Company
Operating expenses:
General and administrative		(97,153,000)	(13,310,000)	(117,011,000)	(232,037,000)
Operating Expenses, Total		(97,153,000)	(13,310,000)	(117,011,000)	(232,037,000)
Loss from operations		(97,153,000)	(13,310,000)	(117,011,000)	(232,037,000)
Impairment on equity investments				0	(15,253,000)
Gain on other investments		(7,160,000)	(981,000)	3,490,000	(28,736,000)
Gain (loss) on disposal of equity investee and available-for-sale investments		(8,000)	(1,000)	1,666,000	712,000
Non operating income				0	423,000
Gain from change in fair value of convertible feature derivative liability		45,037,000	6,170,000	23,171,000	37,250,000
Foreign currency exchange loss		(762,000)	(104,000)	(7,762,000)	(7,141,000)
Loss from continuing operations before income tax expense and share of loss in equity method investments		(60,046,000)	(8,226,000)	(96,446,000)	(244,782,000)
Income tax expense				0	0
Gain (loss) from discontinued operations, net				158,809,000	0
Income (Loss) from Subsidiaries, Net of Tax, Total		(13,378,000)	(1,833,000)	(42,360,000)	(730,077,000)
Net income (loss) attributable to The9 Limited		(73,424,000)	(10,059,000)	20,003,000	(974,859,000)
Other comprehensive income (loss), net of tax:
Currency translation adjustments				0	0
Total comprehensive income (loss)		¥ (73,424,000)	$ (10,059,000)	¥ 20,003,000	¥ (974,859,000)